UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                            Washington, D.C.  20549

                                    Form 13F

                              Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: September 30, 2009

Check here if Amendment [  ]; Amendment Number:
This Amendment (Check only one.): [  ] is a restatement.
                                  [  ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    Sustainable Asset Management USA, Inc.
Address: 909 Third Avenue
         New York, NY  10022

13F File Number:  028-13430

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:      William G. Butterly, III
Title:     Chief Legal Officer
Phone:     212-908-0443

Signature, Place, and Date of Signing:

     /s/ William G. Butterly, III     New York, NY     October 29, 2009

Report Type (Check only one.):

[ X]         13F HOLDINGS REPORT.

[  ]         13F NOTICE.

[  ]         13F COMBINATION REPORT.

                              FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:         1

Form13F Information Table Entry Total:     37

Form13F Information Table Value Total:     $43,646 (thousands)

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional managers with respect to which this report is filed, other than the manager filing this report.

No.  13F File Number               Name

01   28-12637                      Robeco Groep NV

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
                                                     FORM 13F INFORMATION TABLE
                                                             VALUE  SHARES/ SH/ PUT/ INVSTMT  OTHER            VOTING AUTHORITY
NAME OF ISSUER                 TITLE OF CLASS   CUSIP     (x$1000)  PRN AMT PRN CALL DSCRETN MANAGERS         SOLE   SHARED     NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
AMERICAN STS WTR CO            COM              029899101      795    21960 SH       DEFINED                 21960        0        0
AMERICAN WTR WKS CO INC NEW    COM              030420103     4158   208505 SH       DEFINED                208505        0        0
AQUA AMERICA INC               COM              03836W103      557    31625 SH       DEFINED                 31625        0        0
CALGON CARBON CORP             COM              129603106      719    48450 SH       DEFINED                 48450        0        0
CALIFORNIA WTR SVC GROUP       COM              130788102      626    16100 SH       DEFINED                 16100        0        0
COMPANHIA DE SANEAMENTO BASI   SPONSORED ADR    20441A102     1695    44700 SH       DEFINED                 44700        0        0
DANAHER CORP DEL               COM              235851102     4172    61970 SH       DEFINED                 61970        0        0
ECOLAB INC                     COM              278865100     1581    34205 SH       DEFINED                 34205        0        0
GENERAL CABLE CORP DEL NEW     COM              369300108      274     7000 SH       DEFINED                  7000        0        0
HEALTH NET INC                 COM              42222G108      181    11781 SH       DEFINED                 11781        0        0
HEWLETT PACKARD CO             COM              428236103      437     9248 SH       DEFINED                  9248        0        0
ICF INTL INC                   COM              44925C103      418    13800 SH       DEFINED                 13800        0        0
IDEX CORP                      COM              45167R104     1346    48150 SH       DEFINED                 48150        0        0
INSITUFORM TECHNOLOGIES INC    CL A             457667103      964    50351 SH       DEFINED                 50351        0        0
INTERNATIONAL BUSINESS MACHS   COM              459200101      367     3065 SH       DEFINED                  3065        0        0
ITRON INC                      COM              465741106     1025    15980 SH       DEFINED                 15980        0        0
ITT CORP NEW                   COM              450911102     5184    99400 SH       DEFINED                 99400        0        0
KIMBERLY CLARK CORP            COM              494368103      252     4266 SH       DEFINED                  4266        0        0
LAYNE CHRISTENSEN CO           COM              521050104      430    13400 SH       DEFINED                 13400        0        0
LIMITED BRANDS INC             COM              532716107      308    18136 SH       DEFINED                 18136        0        0
MILLIPORE CORP                 COM              601073109      766    10900 SH       DEFINED                 10900        0        0
MUELLER WTR PRODS INC          COM SER A        624758108     1181   215468 SH       DEFINED                215468        0        0
NALCO HOLDING COMPANY          COM              62985Q101      898    43817 SH       DEFINED                 43817        0        0
NEWMONT MINING CORP            COM              651639106      324     7366 SH       DEFINED                  7366        0        0
NEXEN INC                      COM              65334H102      326    14364 SH       DEFINED                 14364        0        0
OCCIDENTAL PETE CORP DEL       COM              674599105      300     3821 SH       DEFINED                  3821        0        0
PALL CORP                      COM              696429307     4045   125300 SH       DEFINED                125300        0        0
PENTAIR INC                    COM              709631105      664    22500 SH       DEFINED                 22500        0        0
PFIZER INC                     COM              717081103      322    19456 SH       DEFINED                 19456        0        0
PROCTER & GAMBLE CO            COM              742718109      311     5362 SH       DEFINED                  5362        0        0
RENAISSANCERE HOLDINGS LTD     COM              G7496G103      242     4425 SH       DEFINED                  4425        0        0
ROPER INDS INC NEW             COM              776696106     2618    51335 SH       DEFINED                 51335        0        0
STANTEC INC                    COM              85472N109      794    31800 SH       DEFINED                 31800        0        0
SUNOPTA INC                    COM              8676EP108      392    96800 SH       DEFINED                 96800        0        0
THERMO FISHER SCIENTIFIC INC   COM              883556102     4253    97400 SH       DEFINED                 97400        0        0
TORO CO                        COM              891092108      398    10020 SH       DEFINED                 10020        0        0
UNITEDHEALTH GROUP INC         COM              91324P102      323    12913 SH       DEFINED                 12913        0        0